Land Use Rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Land use rights, cost		¥ 3,174,446	¥ 2,440,189
Less: Accumulated amortization		(96,676)	(41,131)
Land use rights, net		3,077,770	2,399,058
Amortization expenses for land use rights	$ 8,537	55,545	37,657	¥ 2,785
Land in Zhaoqing City
Land use rights, cost		187,081	187,081
Land in Tianjin City
Land use rights, cost		137,795	37,905
Land in Jianyang City
Land use rights, cost		143,452	143,452
Land in Ezhou City
Land use rights, cost		241,927	241,927
Land in Zhengzhou City
Land use rights, cost		134,779	24,776
Land in Qungdao City
Land use rights, cost		68,631	68,631
Land in Guangzhou City
Land use rights, cost		1,845,181	¥ 1,736,417
Land in Shenyang City
Land use rights, cost		138,425
Land in Xi'an City
Land use rights, cost		83,899
Land in Urumqi City
Land use rights, cost		56,272
Land in Tai'an City
Land use rights, cost		55,243
Land in Hengyang City
Land use rights, cost		52,219
Land in other cities
Land use rights, cost		¥ 29,542